Advances from customers and deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Advances from customers and deferred revenue
Deferred revenue, current	¥ 222,724		¥ 263,603
Advances from customers	5,443		2,025
Total current advances from customers and deferred revenue	228,167	$ 32,627	265,628
Deferred revenue, non-current	31,824		35,786
Total non-current deferred revenue	¥ 31,824	$ 4,551	¥ 35,786